Note 10 - Employee Benefits - Stock Option Activity (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Balance at October 31, 2013 (in shares)	775,060	594,518
Balance at October 31, 2013 (in dollars per share)	$ 3.91	$ 3.95
Granted (in shares)	363,034
Granted (in dollars per share)	$ 3.87
Vested (in shares)	(133,613)
Vested (in dollars per share)	$ 3.96
Forfeited (in shares)	(48,879)
Forfeited (in dollars per share)	$ 3.91